                                   ===AST===

May 2005

-----------------------------------------------------------
               ALLMERICA SECURITIES TRUST FACTS
                     At March 31, 2005
Market Value                                       $9.11
Net Asset Value                                  $10.328
Total Net Assets (000's)                         $88,739
Shares Outstanding (000's)                         8,592
Net Investment Income Per Share*                   $0.12
Increase/Decrease in
  Per Share Value Resulting
  from Investment Operations*                     $(0.13)
TOTAL RETURNS AT 3/31/05
Allmerica Securities Trust**
   Three Months                                    (1.06)%
   Twelve Months                                    1.05%
Lehman Brothers U.S. Credit Index
   Three Months                                    (1.05)%
   Twelve Months                                    0.84%

* Three months ended March 31, 2005
** Total Returns on Net Asset Value
-----------------------------------------------------------

The Allmerica Securities Trust returned (1.06)% for the first quarter of 2005, narrowly underperforming its benchmark, the Lehman Brothers U.S. Credit Index*, which returned (1.05)%. The dividend paid for the period was $0.135 per share.

The first quarter of 2005 was disappointing for both equity and fixed income investors, as negative total returns were experienced by both markets. Oil prices, inflation, real estate and the Federal Reserve Board (Fed) may all have played a role in the outcome. The Fed continued its tightening campaign during the quarter, raising the federal funds rate twice, to 2.75%. Rapidly escalating commodity prices, punctuated by oil, caused many analysts to reassess where they thought interest rates would end the year. Such a development would normally be met by aggressive Fed tightening to prevent widespread inflation pressures. However, the real estate market, which many have called a bubble waiting to explode, tempered any such action. So much of the average American family's net worth is tied to the value of their home that the state of the real estate market may play an unusually large role in shaping consumer confidence and spending patterns. Since the Fed wants to avoid a disastrous downturn in real estate like the one experienced in Japan over the last decade, the Investment Manager thinks that it may tolerate slightly higher inflation and raise interest rates at a slower pace than might otherwise be the case.

The dramatic announcement of the large earnings miss at General Motors (GM) and the subsequent credit downgrade by the rating agencies added to the negative sentiment in the corporate sector. Spreads on GM bonds widened dramatically after the news, casting a pall over the entire sector. Early in the quarter, the Investment Manager sold the Trust's GM holdings, replacing them with General Motors Acceptance Corporation (GMAC), which represents only one-half percent of the total portfolio. Based on the widening of spreads in reaction to the GM news, the Investment Manager added additional Daimler-Chrysler paper to the portfolio, as well as other names which may provide strong income and excess total return due to improving credit quality.

During the quarter, approximately 90% of the portfolio was invested in the corporate sector. Within this sector, the Trust maintained an overweight to below-investment-grade

----------------------------------------------
        U.S. Treasury Yield Curves

                             Bond Equivalent
                            Yield Percentage
MATURITY                 9/30/2004   3/31/2005
----------------------------------------------

3 Mo.                       1.700       2.766
6 Mo.                       1.986       3.120
2 Yr.                       2.605       3.775
3 Yr.                       2.852       3.919
5 Yr.                       3.371       4.165
10 Yr.                      4.119       4.481
30 Yr.                      4.892       4.755
----------------------------------------------

                                                          Continued on back page

Allmerica Securities Trust is a Massachusetts Business Trust under an Agreement and Declaration of Trust dated February 26, 1986 as amended and on file with the Secretary of the Commonwealth of Massachusetts. This document is prepared by the Trustees or Officers as such and not individually, and no obligation of the Trust shall be binding upon any of the Trustees, Officers or Shareholders, but shall only bind the assets and property of the Trust.

--------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------
              PORTFOLIO OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

                                                  MOODY'S
PAR VALUE                                         RATINGS        VALUE
---------                                         -------        -----

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (h) - 0.2%
              FREDDIE MAC - 0.2%
$    73,082   5.00%, 05/15/21                       NR       $      73,565
    131,477   6.00%, 10/15/07                       NR             134,092
                                                             -------------
                                                                   207,657
                                                             -------------
              TOTAL U.S. GOVERNMENT AGENCY
              MORTGAGE-BACKED  OBLIGATIONS                         207,657
                                                             -------------
              (Cost $213,473)

U.S. GOVERNMENT OBLIGATIONS - 1.1%
              U.S. TREASURY BOND - 0.6%
    500,000   5.38%, 02/15/31 (a)                   NR             544,941
                                                             -------------
              U.S. TREASURY NOTE - 0.5%
    375,000   5.00%, 08/15/11 (a)                   NR             389,590
                                                             -------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS                    934,531
                                                             -------------
              (Cost $880,260)

CORPORATE NOTES AND BONDS - 79.6%
              AUTO MANUFACTURERS - 1.8%
    500,000   DaimlerChrysler North America Holding Corp.
              7.30%, 01/15/12                       A3             545,176
    500,000   DaimlerChrysler North America Holding Corp.
              8.50%, 01/18/31                       A3             603,326
    500,000   General Motors Acceptance Corp.
              7.00%, 02/01/12                       Baa1           451,658
                                                             -------------
                                                                 1,600,160
                                                             -------------

              BANKS - 10.3%
    880,000   Bank of America Corp.
              4.88%, 09/15/12                       Aa2            878,237
    500,000   Bank of America Corp.
              5.25%, 12/01/15                       Aa3            500,900
    450,000   Bank of New York Co., Inc.
              3.75%, 02/15/08                       Aa3            442,220
  1,000,000   Bank of New York Co., Inc.
              6.38%, 04/01/12                       A1           1,070,565
    450,000   BB&T Corp. (b)
              6.38%, 06/30/05                       A2             453,455
    655,000   Fifth Third Bank
              4.50%, 06/01/18                       Aa3            602,502
    500,000   Firstar Bank
              7.13%, 12/01/09                       Aa2            551,661
    450,000   HSBC Bank USA, Inc.
              4.63%, 04/01/14                       Aa3            434,416
    450,000   Marshall & Ilsley Corp.
              4.38%, 08/01/09                       A1             445,350
    420,000   National City Bank of Indiana
              4.88%, 07/20/07                       Aa3            426,274
    350,000   PNC Funding Corp.
              6.13%, 02/15/09                       A3             366,427
    125,000   Suntrust Banks, Inc.
              7.75%, 05/01/10                       A1             141,975
    500,000   U.S. Bancorp, MTN
              5.10%, 07/15/07                       Aa2            509,890
    455,000   US Bank National Cincinnati
              6.50%, 02/01/08                       Aa2            479,394
    475,000   Wachovia Bank N.A.
              4.85%, 07/30/07                       Aa2            483,137
    450,000   Wachovia Corp.
              4.95%, 11/01/06                       Aa3            455,608
    450,000   Wells Fargo & Co.
              5.13%, 09/01/12                       Aa2            455,956
    440,000   Zions Bancorporation
              5.65%, 05/15/14                       Baa1           446,624
                                                             -------------
                                                                 9,144,591
                                                             -------------

              BEVERAGES - 1.1%
    450,000   Anheuser-Busch Cos., Inc.
              4.63%, 02/01/15                       A1             436,320
    500,000   Bottling Group LLC
              4.63%, 11/15/12                       Aa3            491,119
                                                             -------------
                                                                   927,439
                                                             -------------

              CHEMICALS - 0.8%
$   200,000   Du Pont (E.I.) De Nemours and Co.
              8.25%, 09/15/06                       Aa3      $     211,378
    500,000   Praxair, Inc.
              6.63%, 10/15/07                       A3             523,388
                                                             -------------
                                                                   734,766
                                                             -------------

              COSMETICS & PERSONAL CARE - 2.3%
    500,000   Kimberly-Clark Corp.
              7.10%, 08/01/07                       Aa2            532,975
    300,000   Procter & Gamble Co.
              4.75%, 06/15/07                       Aa3            304,153
  1,000,000   Procter & Gamble Co.
              8.50%, 08/10/09                       Aa3          1,157,852
                                                             -------------
                                                                 1,994,980
                                                             -------------


              DIVERSIFIED FINANCIAL SERVICES - 14.4%
    500,000   American Express Co.
              3.75%, 11/20/07                       A1             492,355
    580,000   Bear Stearns Cos., Inc.
              4.00%, 01/31/08                       A1             572,511
    725,000   Capital One Bank
              4.88%, 05/15/08                       Baa2           730,212
    900,000   CIT Group, Inc., MTN
              5.13%, 09/30/14                       A2             888,363
    500,000   Citifinancial
              6.75%, 07/01/07                       Aa1            526,767
    460,000   Ford Motor Credit Co.
              6.50%, 01/25/07                       A3             464,666
    400,000   Ford Motor Credit Co.
              6.88%, 02/01/06                       A3             405,439
    825,000   Ford Motor Credit Co.
              7.25%, 10/25/11                       A3             814,132
    500,000   General Electric Capital Corp.
              8.75%, 05/21/07                       Aaa            545,734
    500,000   General Electric Capital Corp., MTN
              4.25%, 01/15/08                       Aaa            498,134
    350,000   Goldman Sachs Group, Inc.
              3.88%, 01/15/09                       Aa3            340,854
    450,000   Goldman Sachs Group, Inc.
              5.70%, 09/01/12                       Aa3            463,275
    500,000   Household Finance Corp.
              8.00%, 07/15/10                       A1             571,984
    425,000   J. Paul Getty Trust
              5.88%, 10/01/33                       Aaa            443,089
    222,011   Jones (Edward D.) & Co., LP (c) (d)
              7.95%, 04/15/06                       NR             231,018
    500,000   Lehman Brothers Holdings, Inc.
              4.00%, 01/22/08                       A1             493,509
    605,000   MBNA Corp., MTN
              4.63%, 08/03/09                       Baa1           600,084
    350,000   MBNA Corp., MTN
              6.25%, 01/17/07                       Baa2           361,388
     85,000   MBNA Corp., MTN
              7.50%, 03/15/12                       Baa2            95,846
  1,630,000   Morgan Stanley
              4.75%, 04/01/14                       A1           1,551,954
    495,000   Morgan Stanley
              6.60%, 04/01/12                       Aa3            540,330
    550,000   Pitney Bowes Credit Corp.
              8.55%, 09/15/09                       Aa3            631,148
    500,000   Toyota Motor Credit Corp.
              5.50%, 12/15/08                       Aaa            517,541
                                                             -------------
                                                                12,780,333
                                                             -------------

              ELECTRIC - 5.6%
    550,000   AmerenEnergy Generating
              7.75%, 11/01/05                       A3             563,018
    505,000   Centerpoint Energy, Inc. (a)
              5.88%, 06/01/08                       Ba2            520,521
    375,000   Consolidated Edison Co. of New York
              4.70%, 06/15/09                       A1             377,017
    425,000   Detroit Edison Co.
              6.13%, 10/01/10                       A3             451,973
    563,466   East Coast Power LLC
              7.07%, 03/31/12                       Baa3           588,771
    250,000   Entergy Gulf States, Inc.
              3.60%, 06/01/08                       Baa3           242,609
    450,000   FirstEnergy Corp.
              6.45%, 11/15/11                       Baa3           474,770
    500,000   FirstEnergy Corp.
              7.38%, 11/15/31                       Baa3           566,351

--------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------
         PORTFOLIO OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) CONTINUED

                                                  MOODY'S
PAR VALUE                                         RATINGS        VALUE
---------                                         -------        -----

$   225,000   Florida Power & Light
              6.88%, 12/01/05                       Aa3      $     229,840
    450,000   Pacific Gas & Electric Co.
              6.05%, 03/01/34                       Baa1           462,067
    450,000   TXU Energy Co.
              7.00%, 03/15/13                       Baa2           492,470
                                                             -------------
                                                                 4,969,407
                                                             -------------

              ENVIRONMENTAL CONTROL - 1.1%
    450,000   Allied Waste North America (a)
              6.50%, 11/15/10                       B2             436,500
    500,000   Allied Waste North America
              8.50%, 12/01/08                       B2             512,500
                                                             -------------
                                                                   949,000
                                                             -------------

              FOOD - 4.9%
  1,500,000   Delhaize America, Inc.
              8.13%, 04/15/11                       Ba1          1,667,282
    460,000   General Mills, Inc.
              6.00%, 02/15/12                       Baa2           489,146
    470,000   Kroger Co.
              5.50%, 02/01/13                       Baa2           476,428
    350,000   Kroger Co.
              6.38%, 03/01/08                       Baa2           365,279
    450,000   Safeway, Inc.
              6.50%, 03/01/11                       Baa2           476,892
    830,000   Unilever Capital Corp.
              5.90%, 11/15/32                       A1             868,809
                                                             -------------
                                                                 4,343,836
                                                             -------------

              FOREST PRODUCTS & PAPER - 1.7%
  1,000,000   Georgia-Pacific Group
              7.25%, 06/01/28                       Ba3          1,030,000
    500,000   International Paper Co.
              5.50%, 01/15/14                       Baa2           508,658
                                                             -------------
                                                                 1,538,658
                                                             -------------

              HEALTH CARE-PRODUCTS - 0.2%
    120,000   Johnson & Johnson
              6.73%, 11/15/23                       Aaa            140,767
                                                             -------------

              HEALTH CARE-SERVICES - 0.4%
    300,000   UnitedHealth Group, Inc.
              7.50%, 11/15/05                       A2             305,971
                                                             -------------

              HOME BUILDERS - 1.7%
    920,000   D.R. Horton, Inc.
              5.00%, 01/15/09                       Ba1            895,996
    500,000   Pulte Homes, Inc.
              8.13%, 03/01/11                       Baa3           563,795
                                                             -------------
                                                                 1,459,791
                                                             -------------

              LODGING - 1.0%
    500,000   Harrah's Operating Co., Inc.
              7.13%, 06/01/07                       Baa3           525,373
    350,000   Park Place Entertainment Corp.
              8.13%, 05/15/11                       Ba2            387,625
                                                             -------------
                                                                   912,998
                                                             -------------

              MEDIA - 5.3%
    550,000   AOL Time Warner, Inc.
              6.88%, 05/01/12                       Baa1           600,646
    270,000   Belo Corp.
              8.00%, 11/01/08                       Baa3           298,053
    450,000   Continental Cablevision, Inc.
              8.30%, 05/15/06                       Baa3           467,586
    505,000   Cox Communications, Inc.
              7.13%, 10/01/12                       Baa3           550,750
    700,000   Echostar DBS Corp.
              5.75%, 10/01/08                       Ba3            689,500
    500,000   News America Holdings, Inc.
              7.38%, 10/17/08                       Baa3           540,348
    300,000   Time Warner Cos., Inc.
              7.57%, 02/01/24                       Baa1           347,226
    450,000   Time Warner Entertainment Co.
              7.25%, 09/01/08                       Baa1           483,925
    180,000   Viacom, Inc.
              5.50%, 05/15/33                       A3             161,779
    450,000   Viacom, Inc.
              7.88%, 07/30/30                       A3             534,524
                                                             -------------
                                                                 4,674,337
                                                             -------------

                METAL FABRICATE & HARDWARE  - 1.1%
$ 1,000,000   Precision Castparts Corp.
              5.60%, 12/15/13                       Baa3     $   1,004,690
                                                             -------------

              OFFICE & BUSINESS EQUIPMENT - 0.8%
    750,000   Pitney Bowes, Inc.
              4.75%, 05/15/18                       Aa3            714,738
                                                             -------------

              OIL & GAS - 7.2%
    900,000   Atmos Energy Corp.
              4.00%, 10/15/09                       Baa3           866,533
    375,000   Burlington Resources Finance Co.
              7.40%, 12/01/31                       Baa1           456,459
    580,000   Conoco Funding Co.
              5.45%, 10/15/06                       A3             592,395
    500,000   Conoco Funding Co.
              7.25%, 10/15/31                       A3             614,876
    450,000   Devon Financing Corp.
              6.88%, 09/30/11                       Baa2           495,463
    450,000   Devon Financing Corp.
              7.88%, 09/30/31                       Baa2           560,536
    920,000   Pioneer Natural Resources Co.
              5.88%, 07/15/16                       Baa3           940,853
    600,000   Texaco Capital, Inc.
              8.25%, 10/01/06                       Aa3            636,146
    780,000   Valero Energy Corp. (a)
              4.75%, 06/15/13                       Baa3           760,190
    400,000   XTO Energy, Inc.
              7.50%, 04/15/12                       Baa3           458,203
                                                             -------------
                                                                 6,381,654
                                                             -------------

              PACKAGING & CONTAINERS - 4.0%
    750,000   Illinois Tool Works, Inc.
              6.88%, 11/15/08                       Aa3            811,286
  1,750,000   Packaging Corp. of America
              5.75%, 08/01/13                       Ba1          1,732,764
    970,000   Sealed Air Corp. (e)
              5.63%, 07/15/13                       Baa3           981,099
                                                             -------------
                                                                 3,525,149
                                                             -------------

              PHARMACEUTICALS - 3.1%
    700,000   Bergen Brunswig Corp. (f)
              7.25%, 06/01/05                       BB             704,375
    750,000   Lilly (Eli) & Co.
              7.13%, 06/01/25                       Aa3            905,918
    710,000   Medco Health Solutions, Inc.
              7.25%, 08/15/13                       Ba1            784,803
    330,000   Zeneca Wilmington
              7.00%, 11/15/23                       Aa2            391,048
                                                             -------------
                                                                 2,786,144
                                                             -------------

              PIPELINES - 1.1%
    500,000   Duke Energy Field Services Corp.
              7.50%, 08/16/05                       Baa2           507,179
    500,000   Magellan Midstream Partners
              5.65%, 10/05/16                       Ba1            497,898
                                                             -------------
                                                                 1,005,077
                                                             -------------

              RETAIL - 2.8%
    595,000   Home Depot, Inc.
              3.75%, 09/15/09                       Aa3            576,260
    500,000   J.C. Penney Co., Inc.
              7.38%, 08/15/08                       Ba2            507,500
    900,000   J.C. Penney Co., Inc. (a)
              7.95%, 04/01/17                       Ba2            855,000
    450,000   Wal-Mart Stores, Inc.
              7.55%, 02/15/30                       Aa2            579,514
                                                             -------------
                                                                 2,518,274
                                                             -------------

              SAVINGS & LOANS - 1.0%
    455,000   Washington Mutual Bank FA
              5.50%, 01/15/13                       A3             464,328
    450,000   Washington Mutual, Inc.
              4.38%, 01/15/08                       A3             448,265
                                                             -------------
                                                                   912,593
                                                             -------------

--------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------
         PORTFOLIO OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) CONTINUED

                                                  MOODY'S
PAR VALUE                                         RATINGS        VALUE
---------                                         -------        -----

              TELECOMMUNICATIONS - 3.1%
$   500,000   BellSouth Corp.
              6.88%, 10/15/31                       A2       $     556,562
    500,000   Nextel Communications, Inc.
              5.95%, 03/15/14                       Ba3            497,500
    400,000   SBC Communications, Inc.
              5.10%, 09/15/14                       A2             389,872
    680,000   Sprint Capital Corp.
              6.13%, 11/15/08                       Baa3           710,743
    120,000   Sprint Capital Corp.
              6.88%, 11/15/28                       Baa3           128,471
    450,000   Verizon Florida, Inc.
              6.13%, 01/15/13                       A1             467,674
                                                             -------------
                                                                 2,750,822
                                                             -------------

              TRANSPORTATION - 2.8%
    900,000   CSX Transportation, Inc.
              6.30%, 03/15/12                       Baa2           965,364
    189,000   CSX Transportation, Inc.
              9.75%, 06/15/20                       Baa2           265,703
    261,000   Norfolk Southern Corp.
              9.75%, 06/15/20                       Baa1           366,591
    255,000   Union Pacific Corp.
              5.38%, 06/01/33                       Baa2           241,041
    380,000   Union Pacific Corp.
              6.50%, 04/15/12                       Baa2           411,852
    250,000   Union Pacific Corp.
              6.63%, 02/01/08                       Baa2           264,234
                                                             -------------
                                                                 2,514,785
                                                             -------------
              TOTAL CORPORATE NOTES AND BONDS                   70,590,960
                                                             -------------
                (Cost $70,080,215)

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (h) - 4.9%
  1,000,000   American Airlines, Inc., Pass-Through Trust,
              Series 1991 - C2
              9.73%, 09/29/14                       Caa2           702,610
    780,000   Bear Stearns Commercial Mortgage Securities, Inc.,
              Series 2002-PBW1, Class A2
              4.72%, 11/11/35                       Aaa            769,599
    250,000   Bear Stearns Mortgage Securities, Inc.,
              Series 1999-WF2, Class A2, CMO
              7.08%, 07/15/31                       Aaa            272,353
    300,000   Citibank Credit Card Issuance Trust,
              Series 2000-A3, CMO
              6.88%, 11/16/09                       Aaa            319,233
    710,000   General Electric Capital Commercial Mortgage Corp.,
              Series 2002-1A, Class A3, CMO
              6.27%, 12/10/35                       Aaa            765,062
    500,000   GS Mortgage Securities Corp. II, Series 1997-GL,
              Class A2D, CMO
              6.94%, 07/13/30                       Aaa            525,413
    250,000   MBNA Master Credit Card Trust, Series
              1995-C, Class A
              6.45%, 02/15/08                       Aaa            251,701
    750,000   Morgan Stanley Dean Witter Capital I,
              Series 2003-T0P9, Class A2, CMO (f)
              4.74%, 11/13/36                       AAA            739,694
                                                             -------------
              TOTAL ASSET-BACKED AND
              MORTGAGE-BACKED SECURITIES                         4,345,665
                                                             -------------
                (Cost $4,702,417)

FOREIGN GOVERNMENT OBLIGATIONS (i) - 2.3%
    450,000   Province of British Columbia
              5.38%, 10/29/08                       Aa2            466,185
    550,000   Province of Manitoba
              4.25%, 11/20/06                       Aa2            553,474
    500,000   Province of Quebec
              6.13%, 01/22/11                       A1             535,330
    450,000   Province of Quebec
              7.00%, 01/30/07                       A1             472,628
                                                             -------------
              TOTAL FOREIGN GOVERNMENT OBLIGATIONS               2,027,617
                                                             -------------
                (Cost $1,966,588)

FOREIGN BONDS (i) - 10.7%
    500,000   Alberta Energy Co., Ltd.
              7.38%, 11/01/31                       Baa2           604,780
    700,000   British Sky Broadcasting Group, Plc
              7.30%, 10/15/06                       Baa2           731,216
    450,000   British Telecom, Plc (g)
              8.13%, 12/15/10                       Baa1           522,810
    300,000   Calpine Canada Energy Finance (a)
              8.50%, 05/01/08                       Caa1           213,000
$   355,000   Canadian Pacific Ltd.
              9.45%, 08/01/21                       Baa2     $     503,968
    450,000   Canadian Pacific Railroad
              5.75%, 03/15/33                       Baa2           459,717
    450,000   Diageo Capital, Plc
              3.50%, 11/19/07                       A2             441,772
    890,000   Domtar, Inc.
              5.38%, 12/01/13                       Baa3           838,691
    450,000   Norske Skog Canada, Ltd.
              7.38%, 03/01/14                       Ba3            436,500
    790,000   Royal Bank of Scotland Group, Plc
              4.70%, 07/03/18                       Aa3            743,764
  1,000,000   St. George Bank, Ltd., Yankee Debenture (e)
              7.15%, 10/15/05                       A3           1,016,269
    435,000   Stora Enso Oyj
              7.38%, 05/15/11                       Baa1           490,110
    500,000   Telus Corp.
              7.50%, 06/01/07                       Baa3           532,212
    460,000   Tembec Industries, Inc.
              8.50%, 02/01/11                       B2             435,850
    490,000   Tyco International Group S.A.
              6.38%, 10/15/11                       Baa3           523,099
    450,000   Tyco International Group S.A.
              6.88%, 01/15/29                       Baa3           504,406
    500,000   Vodafone Group, Plc
              6.25%, 11/30/32                       A2             536,833
                                                             -------------
              TOTAL FOREIGN BONDS                                9,534,997
                                                             -------------
              (Cost $9,362,460)

        SHARES
        ------

INVESTMENT COMPANY - 0.0%
     26,435   Marshall Money Market Fund            NR              26,435
                                                             -------------
              TOTAL INVESTMENT COMPANY                              26,435
                                                             -------------
              (Cost $26,435)

TOTAL INVESTMENTS - 98.8%                                       87,667,862
                                                             -------------
(Cost $87,231,848)

NET OTHER ASSETS AND LIABILITIES - 1.2%                          1,071,378
                                                             -------------
TOTAL NET ASSETS - 100.0%                                    $  88,739,240
                                                             =============

(a) All or a portion of this security is out on loan at March 31, 2005; the value of the securities loaned amounted to $3,463,752. The value of collateral amounted to $3,543,748 which consisted of cash equivalents.
(b) Variable rate security. The rate shown reflects rate in effect at period end.
(c) Security is valued by management.
(d) Restricted Security - Represents ownership in a private placement investment which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At March 31, 2005, these securities amounted to $231,018 or 0.3% of net assets.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At March 31, 2005, these securities amounted to $1,997,368 or 2.3% of net assets.
(f) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(g) Debt obligation initially issued in coupon form which converts to a higher coupon form at a specified date and rate. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(h) Pass Through Certificates.
(i) U.S. currency denominated.
CMO Collateralized Mortgage Obligation (Pay Through Certificate)
MTN Medium Term Note
 NR Not Rated

--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
     Investments:
       Investments at cost .................................   $ 87,231,848
       Net unrealized appreciation .........................        436,014
                                                               ------------
         Total investments at value+ .......................     87,667,862
     Cash ..................................................         59,014
     Short-term investments held as collateral
      for securities loaned ................................      3,615,900
     Interest receivable ...................................      1,444,835
                                                               ------------
         Total Assets ......................................     92,787,611
                                                               ------------

LIABILITIES:
     Payable for investments purchased .....................        301,441
     Collateral for securities loaned ......................      3,615,900
     Management fee payable ................................         33,908
     Trustees' fees and expenses payable ...................          6,097
     Accrued expenses and other payables ...................         91,025
                                                               ------------
         Total Liabilities .................................      4,048,371
                                                               ------------
NET ASSETS .................................................   $ 88,739,240
                                                               ============

NET ASSETS CONSIST OF:
     Par Value .............................................   $  8,592,306
     Paid-in capital .......................................     88,089,385
     Distribution in excess of net investment income .......       (862,481)
     Accumulated net realized loss .........................     (7,515,984)
     Net unrealized appreciation ...........................        436,014
                                                               ------------
TOTAL NET ASSETS ...........................................   $ 88,739,240
                                                               ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING (10,000,000
  AUTHORIZED SHARES WITH PAR VALUE OF $1.00) ...............      8,592,306

NET ASSET VALUE
     Per share .............................................   $     10.328
                                                               ============

MARKET VALUE (CLOSING PRICE ON NEW YORK STOCK EXCHANGE)
     Per share .............................................   $       9.11
                                                               ============
       + Total value of securities on loan .................   $  3,463,752
                                                               ============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
              FOR THE THREE MONTHS ENDED MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
     Interest ..............................................   $  1,220,680
     Securities lending income .............................          1,915
                                                               ------------
         Total investment income ...........................      1,222,595
                                                               ------------

EXPENSES
     Management fees .......................................        100,245
     Custodian and Fund accounting fees ....................         19,224
     Transfer agent fees ...................................         16,057
     Legal fees ............................................          1,724
     Audit fees ............................................          7,680
     Trustees' fees and expenses ...........................          5,586
     Reports to shareholders ...............................         10,383
     New York Stock Exchange fees ..........................          6,159
     Miscellaneous .........................................          1,220
                                                               ------------
         Total expenses ....................................        168,278
                                                               ------------

NET INVESTMENT INCOME ......................................      1,054,317
                                                               ------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
     Net realized loss on investments sold .................        (36,467)
     Net change in unrealized depreciation of investments ..     (2,108,623)
                                                               ------------
NET REALIZED LOSS ON INVESTMENTS ...........................     (2,145,090)
                                                               ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .......   $ (1,090,773)
                                                               ============

Continued from front page

securities, which helped performance on a trailing 12 month basis, but detracted from performance for the period. The Investment Manager believes that a dearth of issuance, continued heavy foreign demand and fundamentals that are still supportive of valuations may enable the corporate sector to rebound during the balance of the year. The remainder of the portfolio was invested primarily in CMO securities, which helped performance.

The Investment Manager believes that monetary policy continues to be quite stimulative and that the Fed has a long way to go just to achieve rate neutrality. Absolute returns may not improve in the near term if the Fed continues its 25-basis point tightening moves at each of its remaining meetings this year. If growth slows meaningfully later in the year for reasons other than rising energy prices, it is possible that the Fed may skip rate increases for a meeting or two. The Investment Manager believes that the key to the outlook for the remainder of the year may be oil prices, but is loath to predict their ultimate direction.

                         ------------------------------
                            Maturity Diversification

                          YEARS
                          -----
                         Under 3                    22%
                         3-5                        16%
                         6-10                       37%
                         11-20                       8%
                         21-Over                    17%
                         ------------------------------

* The Lehman Brothers U.S. Credit Index is an unmanaged index of all publicly issued, fixed-rate, non-convertible investment grade corporate debt.

-------------------------------------------------------------------------------

                            MOODY'S QUALITY RATINGS*
                     Percentage of Trust's Total Investments

                     Aaa                                 6%
                     Aa                                 20%
                     A                                  24%
                     Baa                                32%
                     Ba                                 13%
                     B                                   2%
                     Caa                                 1%
                     Not Rated                           2%

       * Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's.

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                            SECURITY DIVERSIFICATION
                     Percentage of Trust's Total Investments

     Corporate Notes and Bonds                                      81%
     U.S. Government Obligations                                     1%
     Asset-Backed and Mortgage-Backed Securities                     5%
     Foreign Bonds                                                  11%
     Foreign Government Obligations                                  2%

  (Investments in both U.S. Government Agency Mortgage-Backed Obligations and
     Investment Companies amounted to less than 0.5% of the Trust's total investments.)
--------------------------------------------------------------------------------





Shareholder inquiries regarding account information may be directed to:  The Bank of New York
                                                                         Shareholder Relations Department - 11E
                                                                         PO Box 11258
                                                                         Church Street Station
                                                                         New York, New York 10286
                                                                         1-800-432-8224


                                                              [logo]
                                                             ALLMERICA
                                                            FINANCIAL(R)

                                                 THE ALLMERICA FINANCIAL COMPANIES
                                                 ---------------------------------
                 The Hanover Insurance Company o Citizens Insurance Company of America o Citizens Management Inc.
              Opus Investment Management, Inc. o AMGRO, Inc. o Financial Profiles, Inc. o VeraVest Investments, Inc.
             Allmerica Financial Life Insurance and Annuity Company o First Allmerica Financial Life Insurance Company

                                        440 Lincoln Street, Worcester, Massachusetts 01653
                                                         www.allmerica.com

12719 (5/05)                                                                                                                 05-0029